First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 94.1%
	Aerospace & Defense — 1.6%
4,454	Elbit Systems Ltd.	$3,601,727
36,152	General Dynamics Corp.	13,861,400
17,680	HEICO Corp.	6,300,445
61,582	Howmet Aerospace, Inc.	17,382,135
		41,145,707
	Automobile Components — 0.1%
38,241	Magna International, Inc.	2,623,333
	Automobiles — 0.6%
177,331	General Motors Co.	15,757,633
	Banks — 5.7%
489,791	Bank of America Corp.	30,342,552
58,798	Bank of Nova Scotia (The)	5,160,701
35,087	Canadian Imperial Bank of Commerce	4,159,564
325,622	Citigroup, Inc. (a)	43,128,634
26,283	East West Bancorp, Inc.	3,443,073
62,191	JPMorgan Chase & Co.	21,878,172
53,232	Toronto-Dominion Bank (The)	6,383,581
232,829	Truist Financial Corp.	12,069,855
258,548	U.S. Bancorp	16,291,110
		142,857,242
	Beverages — 1.1%
50,712	Coca-Cola Europacific Partners PLC	5,550,936
267,204	Keurig Dr Pepper, Inc.	8,315,388
130,322	Monster Beverage Corp. (b)	12,560,434
		26,426,758
	Biotechnology — 3.9%
172,391	AbbVie, Inc.	43,259,797
31,339	Alnylam Pharmaceuticals, Inc. (b)	6,440,791
49,621	Arrowhead Pharmaceuticals, Inc. (b)	4,200,418
29,224	Biogen, Inc. (b)	5,931,011
173,570	Gilead Sciences, Inc.	22,600,550
40,141	Halozyme Therapeutics, Inc. (b)	3,313,238
38,962	Incyte Corp. (b)	4,656,738
14,960	United Therapeutics Corp. (b)	7,744,942
		98,147,485
	Broadline Retail — 1.6%
150,579	Amazon.com, Inc. (a) (b)	40,894,245
	Building Products — 0.3%
47,293	A.O. Smith Corp.	2,843,728
26,136	Advanced Drainage Systems, Inc.	3,619,313
		6,463,041
	Capital Markets — 2.9%
100,275	Brookfield Asset Management Ltd., Class A	4,853,310
26,286	Cboe Global Markets, Inc.	8,154,706
74,184	CME Group, Inc.	19,865,733
89,995	Deutsche Bank AG	3,302,817
32,551	Moody’s Corp.	15,571,747
14,335	MSCI, Inc.	8,203,060

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
90,425	Nasdaq, Inc.	$8,517,131
44,284	Tradeweb Markets, Inc., Class A	4,450,542
		72,919,046
	Chemicals — 0.6%
390,849	Dow, Inc.	11,838,816
37,286	Methanex Corp.	2,071,237
		13,910,053
	Commercial Services & Supplies — 0.9%
62,288	Cintas Corp.	12,745,993
51,615	Rollins, Inc.	1,959,822
42,930	Waste Connections, Inc.	7,185,623
		21,891,438
	Communications Equipment — 2.3%
421,242	Cisco Systems, Inc.	48,859,860
15,016	F5, Inc. (b)	6,044,991
230,842	Telefonaktiebolaget LM Ericsson, ADR	2,264,560
		57,169,411
	Construction & Engineering — 0.2%
5,964	MYR Group, Inc. (b)	1,987,324
4,539	Valmont Industries, Inc.	2,186,436
		4,173,760
	Consumer Finance — 0.2%
94,323	Ally Financial, Inc.	4,087,016
	Consumer Staples Distribution & Retail — 1.5%
184,351	Albertsons Cos., Inc., Class A	2,134,785
107,404	Dollar General Corp.	13,645,678
199,056	Walmart, Inc. (a)	22,135,027
		37,915,490
	Diversified REITs — 0.1%
32,274	WP Carey, Inc.	2,375,366
	Diversified Telecommunication Services — 1.3%
694,420	Verizon Communications, Inc.	32,505,800
	Electrical Equipment — 0.9%
10,328	Acuity, Inc.	3,391,612
34,456	AMETEK, Inc.	8,328,360
19,174	Generac Holdings, Inc. (b)	3,779,387
47,154	nVent Electric PLC	7,253,700
		22,753,059
	Electronic Equipment, Instruments & Components — 1.6%
41,252	Celestica, Inc. (b)	13,672,563
25,426	Jabil, Inc.	8,010,462
37,977	Keysight Technologies, Inc. (b)	12,117,701
6,386	Littelfuse, Inc.	2,823,442
13,690	TD SYNNEX Corp.	3,500,533
		40,124,701

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 0.4%
108,227	TechnipFMC PLC	$7,755,547
48,454	Tenaris S.A., ADR	2,777,868
		10,533,415
	Entertainment — 1.4%
77,490	Live Nation Entertainment, Inc. (b)	13,493,334
21,313	NetEase, Inc., ADR	2,840,383
64,679	Roku, Inc. (b)	9,379,102
18,897	Sphere Entertainment Co. (b)	2,706,995
37,075	TKO Group Holdings, Inc.	6,740,606
		35,160,420
	Financial Services — 3.8%
48,754	Berkshire Hathaway, Inc., Class B (b)	24,939,621
32,796	Jack Henry & Associates, Inc.	5,051,896
102,812	Mastercard, Inc., Class A	58,921,557
16,641	Visa, Inc., Class A	6,092,770
		95,005,844
	Food Products — 0.6%
53,989	Hershey (The) Co.	9,450,774
83,151	Tyson Foods, Inc., Class A	4,819,432
		14,270,206
	Ground Transportation — 0.2%
20,895	J.B. Hunt Transport Services, Inc.	5,678,216
	Health Care Equipment & Supplies — 1.0%
39,173	Globus Medical, Inc., Class A (b)	3,086,441
60,667	Intuitive Surgical, Inc. (b)	21,435,471
		24,521,912
	Health Care Providers & Services — 2.8%
60,026	BrightSpring Health Services, Inc. (b)	3,584,153
54,815	Cardinal Health, Inc.	12,609,094
123,861	Centene Corp. (b)	7,706,631
190,028	CVS Health Corp.	19,844,624
25,879	Encompass Health Corp.	2,874,381
27,663	McKesson Corp.	23,684,784
		70,303,667
	Health Care REITs — 1.5%
76,262	CareTrust REIT, Inc.	3,198,429
57,586	Omega Healthcare Investors, Inc.	2,915,579
112,143	Ventas, Inc.	10,486,492
85,464	Welltower, Inc.	20,036,180
		36,636,680
	Hotel & Resort REITs — 0.2%
193,231	Host Hotels & Resorts, Inc.	4,855,895
	Hotels, Restaurants & Leisure — 0.5%
60,403	Aramark	3,441,159
29,159	Churchill Downs, Inc.	2,458,104
28,672	Texas Roadhouse, Inc.	5,890,375
		11,789,638

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 0.2%
31,709	Toll Brothers, Inc.	$4,626,026
	Household Products — 0.8%
54,910	Church & Dwight Co., Inc.	5,425,657
161,944	Colgate-Palmolive Co.	14,785,487
		20,211,144
	Industrial REITs — 0.5%
88,891	Prologis, Inc.	12,854,527
	Insurance — 1.6%
58,325	Aflac, Inc.	7,435,271
119,873	American International Group, Inc.	9,419,620
45,704	Chubb Ltd.	16,027,479
44,401	Hartford Insurance Group (The), Inc.	6,300,946
		39,183,316
	Interactive Media & Services — 3.8%
154,942	Alphabet, Inc., Class A (a)	55,179,494
126,113	Match Group, Inc.	4,970,113
60,653	Meta Platforms, Inc., Class A (a)	33,766,132
		93,915,739
	IT Services — 1.3%
280,287	Shopify, Inc., Class A (b)	32,835,622
	Machinery — 0.9%
79,592	Fortive Corp.	4,712,642
9,061	Nordson Corp.	2,698,185
5,304	RBC Bearings, Inc. (b)	2,924,148
10,434	Snap-on, Inc.	4,282,218
24,980	Westinghouse Air Brake Technologies Corp.	7,265,683
		21,882,876
	Metals & Mining — 3.3%
42,524	ArcelorMittal S.A.	2,982,633
882,482	B2Gold Corp.	3,309,307
355,748	Barrick Mining Corp.	13,066,624
285,407	Endeavour Silver Corp. (b)	2,146,261
325,243	Equinox Gold Corp.	2,910,925
541,111	First Majestic Silver Corp.	8,132,898
114,704	Hudbay Minerals, Inc.	2,609,516
214,577	IAMGOLD Corp. (b)	3,044,848
276,036	Kinross Gold Corp.	6,376,432
29,337	Nucor Corp.	7,548,117
180,733	Pan American Silver Corp.	7,791,400
29,838	Royal Gold, Inc.	5,918,367
103,615	SSR Mining, Inc. (b)	2,654,616
22,128	Steel Dynamics, Inc.	5,559,881
67,242	Wheaton Precious Metals Corp.	7,331,395
		81,383,220
	Oil, Gas & Consumable Fuels — 4.7%
158,550	Antero Resources Corp. (b)	5,729,997
513,578	Baytex Energy Corp.	2,341,916
287,707	Canadian Natural Resources Ltd.	13,717,870

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
285,063	Cenovus Energy, Inc.	$8,606,052
21,269	DT Midstream, Inc.	2,935,122
406,005	Energy Transfer, L.P.	8,266,262
117,463	Enterprise Products Partners, L.P.	4,469,467
220,808	EQT Corp.	11,766,858
105,943	Expand Energy Corp.	9,961,820
53,045	MPLX, L.P.	3,100,480
97,422	Range Resources Corp.	3,910,519
114,327	Suncor Energy, Inc.	7,691,921
63,250	TC Energy Corp.	4,264,948
88,390	Valero Energy Corp.	27,657,231
75,043	Viper Energy, Inc., Class A	3,347,668
		117,768,131
	Pharmaceuticals — 4.2%
56,071	AstraZeneca PLC	9,511,885
15,434	Axsome Therapeutics, Inc. (b)	3,364,458
331,913	Bristol-Myers Squibb Co.	21,677,238
22,841	Jazz Pharmaceuticals PLC (b)	5,775,575
254,541	Merck & Co., Inc.	33,141,238
1,050,211	Pfizer, Inc.	26,265,777
77,621	Royalty Pharma PLC, Class A	4,535,395
		104,271,566
	Residential REITs — 0.1%
47,086	Equity LifeStyle Properties, Inc.	3,063,886
	Retail REITs — 1.0%
32,930	Agree Realty Corp.	2,561,954
20,737	Federal Realty Investment Trust	2,573,255
165,106	Realty Income Corp.	10,545,320
38,695	Simon Property Group, Inc.	8,875,472
		24,556,001
	Semiconductors & Semiconductor Equipment — 8.7%
84,037	Analog Devices, Inc.	30,876,034
77,137	Broadcom, Inc. (a)	30,027,891
14,718	Cirrus Logic, Inc. (b)	1,903,773
23,382	MACOM Technology Solutions Holdings, Inc. (b)	5,879,170
390,303	NVIDIA Corp. (a)	78,353,327
40,222	Semtech Corp. (b)	4,738,956
132,858	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,707,847
53,537	Tower Semiconductor Ltd. (b)	11,760,473
		217,247,471
	Software — 5.4%
56,362	Autodesk, Inc. (b)	13,199,980
45,057	Clear Secure, Inc., Class A	2,488,949
92,374	Dropbox, Inc., Class A (b)	3,007,697
100,004	Fortinet, Inc. (b)	16,195,648
71,347	Hut 8 Corp. (b)	7,679,078
197,901	Microsoft Corp. (a)	91,968,553
		134,539,905

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.2%
53,482	Digital Realty Trust, Inc.	$10,082,427
14,257	Equinix, Inc.	14,531,875
36,578	Iron Mountain, Inc.	4,474,221
		29,088,523
	Specialty Retail — 1.3%
99,230	Best Buy Co., Inc.	8,559,580
29,796	Five Below, Inc. (b)	6,469,605
66,150	Ross Stores, Inc.	16,608,281
		31,637,466
	Technology Hardware, Storage & Peripherals — 12.7%
566,375	Apple, Inc. (a)	174,958,901
92,280	Dell Technologies, Inc., Class C	37,407,544
22,203	Logitech International S.A.	2,275,363
61,614	Seagate Technology Holdings PLC	52,749,594
89,428	Western Digital Corp.	48,723,952
		316,115,354
	Textiles, Apparel & Luxury Goods — 0.2%
16,806	Ralph Lauren Corp.	6,391,994
	Tobacco — 0.6%
239,568	Altria Group, Inc.	16,369,681
	Trading Companies & Distributors — 0.5%
5,975	W.W. Grainger, Inc.	8,258,765
13,119	WESCO International, Inc.	4,506,245
		12,765,010
	Wireless Telecommunication Services — 1.3%
32,582	Millicom International Cellular S.A.	3,110,929
167,315	T-Mobile US, Inc.	28,896,974
		32,007,903
	Total Common Stocks	2,345,611,838
	(Cost $2,210,951,077)
MONEY MARKET FUNDS — 4.8%
121,235,665	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	121,235,665
	(Cost $121,235,665)
	Total Investments — 98.9%	2,466,847,503
	(Cost $2,332,186,742)
COMMON STOCKS SOLD SHORT — (25.9)%
	Aerospace & Defense — (2.1)%
(616,706)	Archer Aviation, Inc., Class A (b)	(2,861,516)
(38,269)	Embraer S.A., ADR	(2,614,921)
(22,714)	Honeywell Aerospace, Inc. (b)	(4,695,892)
(12,828)	Huntington Ingalls Industries, Inc.	(4,187,701)
(62,790)	Karman Holdings, Inc. (b)	(3,023,338)
(31,318)	L3Harris Technologies, Inc.	(8,676,965)
(20,291)	Leonardo DRS, Inc.	(934,401)
(20,242)	Lockheed Martin Corp.	(11,795,823)
(19,660)	Northrop Grumman Corp.	(10,665,157)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Aerospace & Defense (Continued)
(27,928)	Textron, Inc.	$(2,381,141)
(20,773)	Voyager Technologies, Inc., Class A (b)	(509,562)
(52,346,417)
Automobile Components — (0.2)%
(48,432)	Aptiv PLC (b)	(2,734,955)
(201,555)	Goodyear Tire & Rubber (The) Co. (b)	(1,400,807)
(4,135,762)
Banks — (1.9)%
(7,759)	Credicorp Ltd.	(3,108,100)
(1,666)	First Citizens BancShares, Inc., Class A	(3,642,959)
(98,735)	First Horizon Corp.	(2,531,565)
(27,282)	First Interstate BancSystem, Inc., Class A	(1,037,262)
(17,352)	Hancock Whitney Corp.	(1,336,104)
(26,792)	Home BancShares, Inc.	(832,427)
(146,099)	ICICI Bank Ltd., ADR	(4,381,509)
(933,500)	NU Holdings Ltd., Class A (b)	(13,377,055)
(25,586)	Royal Bank of Canada	(5,360,523)
(134,319)	Wells Fargo & Co.	(11,611,878)
(47,219,382)
Beverages — (0.1)%
(38,494)	Diageo PLC, ADR	(3,389,782)
Broadline Retail — (1.1)%
(66,317)	Alibaba Group Holding Ltd., ADR	(8,107,253)
(515,271)	Coupang, Inc. (b)	(8,424,681)
(6,388)	MercadoLibre, Inc. (b)	(11,996,345)
(28,528,279)
Building Products — (0.4)%
(12,322)	Armstrong World Industries, Inc.	(2,152,160)
(22,042)	Louisiana-Pacific Corp.	(1,596,502)
(27,421)	Owens Corning	(3,808,777)
(31,394)	Resideo Technologies, Inc. (b)	(1,076,814)
(40,438)	Trex Co., Inc. (b)	(1,753,392)
(8,609)	UFP Industries, Inc.	(746,745)
(11,134,390)
Capital Markets — (0.1)%
(28,347)	Miami International Holdings, Inc. (b)	(1,333,443)
(44,506)	UBS Group AG	(2,347,246)
(3,680,689)
Chemicals — (1.1)%
(3,621)	Ecolab, Inc.	(1,005,298)
(73,930)	FMC Corp.	(791,790)
(20,685)	Linde PLC	(9,895,290)
(218,927)	Mosaic (The) Co.	(4,842,665)
(2,078)	NewMarket Corp.	(1,766,633)
(77,396)	Nutrien Ltd.	(5,345,742)
(39,884)	PPG Industries, Inc.	(4,407,980)
(28,055,398)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Commercial Services & Supplies — (1.0)%
(10,637)	Clean Harbors, Inc. (b)	$(3,328,105)
(192,527)	Copart, Inc. (b)	(5,606,386)
(47,274)	GFL Environmental, Inc.	(1,953,362)
(57,998)	Pitney Bowes, Inc.	(1,016,705)
(22,549)	RB Global, Inc.	(2,474,527)
(44,079)	Waste Management, Inc.	(9,986,097)
(24,365,182)
Construction & Engineering — (0.1)%
(28,199)	Ferrovial N.V.	(1,835,755)
Consumer Staples Distribution & Retail — (0.5)%
(84,325)	Target Corp.	(12,184,119)
Containers & Packaging — (0.0)%
(10,413)	AptarGroup, Inc.	(1,394,925)
Distributors — (0.2)%
(64,422)	LKQ Corp.	(1,446,274)
(18,378)	Pool Corp.	(3,412,978)
(4,859,252)
Diversified Consumer Services — (0.1)%
(26,971)	Service Corp. International	(2,324,630)
Diversified Telecommunication Services — (0.1)%
(66,638)	BCE, Inc.	(1,444,712)
(113,820)	TELUS Corp.	(1,088,119)
(2,532,831)
Electrical Equipment — (0.7)%
(25,103)	Eaton Corp. PLC	(10,422,766)
(84,763)	Enovix Corp. (b)	(346,681)
(556,677)	NuScale Power Corp. (b)	(4,687,220)
(2,443)	Preformed Line Products Co.	(872,102)
(75,543)	Shoals Technologies Group, Inc., Class A (b)	(660,246)
(16,989,015)
Electronic Equipment, Instruments & Components — (0.4)%
(8,470)	Belden, Inc.	(1,050,704)
(12,671)	Fabrinet (b)	(5,517,080)
(7,708)	OSI Systems, Inc. (b)	(1,706,474)
(11,089)	Vishay Intertechnology, Inc.	(379,466)
(32,934)	Vontier Corp.	(1,058,169)
(9,711,893)
Entertainment — (0.6)%
(42,961)	Liberty Media Corp.-Liberty Formula One, Class C (b)	(4,215,763)
(105,502)	Walt Disney (The) Co.	(10,148,237)
(14,364,000)
Financial Services — (0.3)%
(138,346)	Fiserv, Inc. (b)	(7,462,383)
Food Products — (0.3)%
(13,725)	Ingredion, Inc.	(1,365,089)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Food Products (Continued)
(90,427)	McCormick & Co., Inc.	$(4,602,734)
(265)	Seaboard Corp.	(1,169,514)
(7,137,337)
Ground Transportation — (0.3)%
(26,963)	Canadian National Railway Co.	(3,429,963)
(51,790)	Canadian Pacific Kansas City Ltd.	(4,603,613)
(5,932)	TFI International, Inc.	(800,939)
(8,834,515)
Health Care Equipment & Supplies — (1.9)%
(122,999)	Abbott Laboratories	(13,000,994)
(43,492)	Alcon AG	(2,998,339)
(24,215)	Align Technology, Inc. (b)	(4,096,209)
(50,276)	Cooper (The) Cos., Inc. (b)	(3,635,960)
(98,644)	GE HealthCare Technologies, Inc.	(6,709,765)
(12,905)	Integer Holdings Corp. (b)	(1,564,215)
(35,723)	PROCEPT BioRobotics Corp. (b)	(665,162)
(35,902)	Stryker Corp.	(11,693,282)
(46,926)	Zimmer Biomet Holdings, Inc.	(4,407,759)
(48,771,685)
Health Care Providers & Services — (0.2)%
(12,709)	Labcorp Holdings, Inc.	(3,929,623)
Hotels, Restaurants & Leisure — (1.1)%
(12,975)	Choice Hotels International, Inc.	(1,446,583)
(474,664)	Norwegian Cruise Line Holdings Ltd. (b)	(8,795,524)
(73,024)	Restaurant Brands International, Inc.	(5,405,236)
(107,960)	Starbucks Corp.	(11,362,790)
(18,223)	United Parks & Resorts, Inc. (b)	(813,293)
(27,823,426)
Household Durables — (0.1)%
(85,496)	Whirlpool Corp.	(3,206,100)
Household Products — (0.7)%
(60,945)	Clorox (The) Co.	(5,822,076)
(98,798)	Kimberly-Clark Corp.	(10,799,609)
(16,621,685)
Industrial Conglomerates — (0.2)%
(22,714)	Honeywell International, Inc.	(5,520,638)
Insurance — (0.2)%
(13,318)	Loews Corp.	(1,545,021)
(27,944)	Unum Group	(2,406,258)
(459)	White Mountains Insurance Group Ltd.	(962,858)
(4,914,137)
Interactive Media & Services — (0.2)%
(43,507)	Baidu, Inc., ADR (b)	(4,834,063)
IT Services — (0.9)%
(23,063)	Amdocs Ltd.	(1,285,070)
(149,185)	Cognizant Technology Solutions Corp., Class A	(8,257,390)
(94,327)	CoreWeave, Inc., Class A (b)	(6,769,849)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
IT Services (Continued)
(28,161)	Gartner, Inc. (b)	$(4,252,874)
(136,661)	Vnet Group, Inc., ADR (b)	(979,859)
(21,545,042)
Leisure Products — (0.1)%
(98,237)	Mattel, Inc. (b)	(1,482,396)
Life Sciences Tools & Services — (0.1)%
(45,424)	QIAGEN N.V.	(1,880,554)
Machinery — (0.4)%
(15,683)	Oshkosh Corp.	(2,233,416)
(42,650)	Pentair PLC	(2,791,016)
(47,115)	Xylem, Inc.	(5,511,042)
(10,535,474)
Marine Transportation — (0.1)%
(12,895)	Kirby Corp. (b)	(1,691,050)
Media — (0.7)%
(37,253)	Charter Communications, Inc., Class A (b)	(5,400,940)
(45,554)	Liberty Broadband Corp., Class C (b)	(1,550,658)
(488,425)	Trade Desk (The), Inc., Class A (b)	(8,811,187)
(46,019)	Versant Media Group, Inc.	(1,656,224)
(17,419,009)
Metals & Mining — (1.1)%
(60,908)	Agnico Eagle Mines Ltd.	(8,848,105)
(80,112)	Alamos Gold, Inc., Class A	(2,229,517)
(118,484)	Americas Gold & Silver Corp. (b)	(452,609)
(53,925)	BHP Group Ltd., ADR	(4,556,123)
(66,929)	Eldorado Gold Corp.	(2,020,587)
(49,658)	Rio Tinto PLC, ADR	(4,809,377)
(62,869)	Teck Resources Ltd., Class B	(3,787,229)
(26,703,547)
Oil, Gas & Consumable Fuels — (1.4)%
(65,420)	Cameco Corp.	(5,650,980)
(17,895)	Centrus Energy Corp., Class A (b)	(3,166,162)
(69,636)	Comstock Resources, Inc. (b)	(923,373)
(25,873)	Diamondback Energy, Inc.	(5,250,925)
(220,082)	Energy Fuels, Inc. (b)	(2,517,738)
(54,727)	Equinor ASA, ADR	(2,249,280)
(12,872)	Imperial Oil Ltd.	(1,667,825)
(37,014)	Matador Resources Co.	(1,846,629)
(41,505)	Murphy Oil Corp.	(1,649,409)
(142,254)	NexGen Energy Ltd. (b)	(1,301,624)
(23,741)	Pembina Pipeline Corp.	(1,161,647)
(94,836)	SM Energy Co.	(3,084,067)
(38,978)	TotalEnergies SE	(3,424,607)
(33,894,266)
Real Estate Management & Development — (0.3)%
(48,142)	CBRE Group, Inc., Class A (b)	(7,067,727)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Residential REITs — (0.2)%
(72,318)	American Homes 4 Rent, Class A	$(2,416,868)
(17,778)	Mid-America Apartment Communities, Inc.	(2,352,740)
(4,769,608)
Retail REITs — (0.1)%
(97,561)	Kimco Realty Corp.	(2,485,854)
Semiconductors & Semiconductor Equipment — (1.8)%
(15,685)	ACM Research, Inc., Class A (b)	(1,230,802)
(9,428)	Applied Materials, Inc.	(4,786,313)
(6,116)	ASML Holding N.V.	(9,962,964)
(9,001)	Camtek Ltd. (b)	(1,192,272)
(47,667)	Canadian Solar, Inc. (b)	(718,818)
(109,985)	Microchip Technology, Inc.	(8,170,785)
(34,282)	Qnity Electronics, Inc.	(4,497,113)
(436,927)	Rigetti Computing, Inc. (b)	(6,532,059)
(111,126)	STMicroelectronics N.V.	(5,821,891)
(18,042)	Universal Display Corp.	(1,446,247)
(44,359,264)
Software — (0.9)%
(84,493)	Bitdeer Technologies Group, Class A (b)	(888,867)
(17,027)	Dolby Laboratories, Inc., Class A	(1,001,358)
(77,451)	Netskope, Inc., Class A (b)	(975,108)
(91,107)	Pony AI, Inc., ADR (b)	(717,012)
(229,553)	Riot Platforms, Inc. (b)	(4,630,084)
(142,433)	SentinelOne, Inc., Class A (b)	(2,714,773)
(12,623)	SPS Commerce, Inc. (b)	(926,402)
(21,220)	Synopsys, Inc. (b)	(8,249,487)
(46,219)	Trimble, Inc. (b)	(2,615,071)
(22,718,162)
Specialized REITs — (0.2)%
(31,271)	American Tower Corp.	(5,421,141)
Specialty Retail — (0.7)%
(8,571)	AutoNation, Inc. (b)	(1,820,480)
(3,531)	AutoZone, Inc. (b)	(10,650,379)
(55,632)	CarMax, Inc. (b)	(3,185,488)
(6,362)	Lithia Motors, Inc.	(2,452,042)
(18,108,389)
Technology Hardware, Storage & Peripherals — (0.0)%
(119,968)	Infleqtion, Inc. (b)	(1,179,285)
Textiles, Apparel & Luxury Goods — (0.2)%
(20,069)	Crocs, Inc. (b)	(2,569,033)
(28,116)	Gildan Activewear, Inc.	(1,557,064)
(4,126,097)
Tobacco — (0.4)%
(91,013)	British American Tobacco PLC, ADR	(5,519,938)
(18,472)	Philip Morris International, Inc.	(3,524,827)
(9,044,765)
Trading Companies & Distributors — (0.1)%
(70,877)	DNOW, Inc. (b)	(1,000,783)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Trading Companies & Distributors (Continued)
(48,058)	EquipmentShare.com, Inc., Class A (b)	$(901,088)
(4,177)	GATX Corp.	(747,140)
(2,649,011)
Wireless Telecommunication Services — (0.0)%
(17,944)	Telephone and Data Systems, Inc.	(602,560)
	Total Investments Sold Short — (25.9)%	(645,790,494)
(Proceeds $668,355,625)
	Net Other Assets and Liabilities — 27.0%	672,200,812
	Net Assets — 100.0%	$2,493,257,821
Futures Contracts at July 31, 2026:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Nasdaq 100 E-mini Futures	84	Sep-2026	$(47,719,140)	$224,420
S&P 500 E-mini Futures	311	Sep-2026	(116,924,338)	(2,790,330)
		Total	$(164,643,478)	$(2,565,910)

(a)	This security or a portion of this security is segregated as collateral for investments sold short. At July 31, 2026, the segregated value of these securities amounts to $334,657,705.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,345,611,838	$2,345,611,838	$—	$—
Money Market Funds	121,235,665	121,235,665	—	—
Total Investments	2,466,847,503	2,466,847,503	—	—
Futures Contracts	224,420	224,420	—	—
Total	$2,467,071,923	$2,467,071,923	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(645,790,494)	$(645,790,494)	$—	$—
Futures Contracts	(2,790,330)	(2,790,330)	—	—
Total	$(648,580,824)	$(648,580,824)	$—	$—

*	See Portfolio of Investments for industry breakout.